CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock	Additional paid-in capital		Treasury stocks	Accumulated deficit	Total
Balance at Dec. 31, 2023	$ 13	$ 210,258		$ (116)	$ (215,013)	$ (4,858)
Balance (in shares) at Dec. 31, 2023	4,032,614
Stock-based compensation related to stock granted to service providers		52				52
Stock-based compensation related to stock granted to service providers (in shares)	9,893
Stock-based compensation related to stock and options granted to directors and employees		698				698
Stock-based compensation related to stock and options granted to directors and employees (in shares)	107,638
Issuance of shares in at-the-market (ATM) offering (Note 8)	$ 1	4,322				4,323
Issuance of shares in at-the-market (ATM) offering (Note 8) (in shares)	1,250,876
Issuance of shares for private placement (Note 8)		3,644				3,644
Issuance of shares for private placement (Note 8) (in shares)	740,741
Net loss					(11,623)	(11,623)
Balance at Dec. 31, 2024	$ 14	218,974		(116)	(226,636)	(7,764)
Balance (in shares) at Dec. 31, 2024	6,141,762
Stock-based compensation related to stock and options granted to directors and employees		717				717
Issuance of shares in at-the-market (ATM) offering (Note 8)		685				685
Issuance of shares in at-the-market (ATM) offering (Note 8) (in shares)	388,059
Debt-for-Equity Swap						$ 450
Debt-for-Equity Swap (in Shares)						281,250
Exercise of warrants (Note 8)	$ 1	1,768				$ 1,769
Exercise of warrants (Note 8) (in shares)	1,381,383
Net loss					(2,864)	(2,864)
Balance at Mar. 31, 2025	$ 15	222,144		(116)	(229,500)	(7,457)
Balance (in shares) at Mar. 31, 2025	7,911,204
Balance at Dec. 31, 2024	$ 14	218,974		(116)	(226,636)	(7,764)
Balance (in shares) at Dec. 31, 2024	6,141,762
Stock-based compensation related to stock and options granted to directors and employees		1,520				1,520
Stock-based compensation related to stock and options granted to directors and employees (in shares)	658,666
Issuance of shares in at-the-market (ATM) offering (Note 8)	$ 1	4,346				4,347
Issuance of shares in at-the-market (ATM) offering (Note 8) (in shares)	2,571,714
Debt-for-Equity Swap		450	[1]			$ 450
Debt-for-Equity Swap (in Shares)	281,250					281,250
Exercise of warrants (Note 8)	$ 1	1,768				$ 1,769
Exercise of warrants (Note 8) (in shares)	1,381,383
Net loss					(10,307)	(10,307)
Balance at Dec. 31, 2025	$ 16	227,058		(116)	(236,943)	(9,985)
Balance (in shares) at Dec. 31, 2025	11,034,775
Stock-based compensation related to stock and options granted to directors and employees		133				133
Issuance of shares for private placement (Note 8)		970				970
Net loss					(2,127)	(2,127)
Balance at Mar. 31, 2026	$ 16	$ 228,161		$ (116)	$ (239,070)	$ (11,009)
Balance (in shares) at Mar. 31, 2026	11,034,775

[1]	During the reporting period, the Company settled outstanding accounts payable to a supplier in the amount of $450 through the issuance of 281,250 shares of common stock. This transaction was accounted for as a debt-for-equity swap.